Other Expense (Tables)	6 Months Ended
Jun. 30, 2023
Profit (loss) [abstract]
Summary of Detailed Information about Loss After Charging Expense

	For the six months ended June 30,
	2023	2022
(In thousands of US$)	US$	US$
Loss for the period has been arrived at after charging:

Staff costs:
Salaries and other allowances	5,092	7,088
Retirement benefits scheme contributions	374	434
Share-based payment expenses	5,282	2,064
Total staff costs	10,748	9,586
Depreciation of plant and equipment	49	69
Depreciation of right-of-use assets	297	283
Amortization of intangible assets	11	10
Other expense (note i)	47,457	4,008